Liability in Respect of Warrants (Details) - Schedule of financial liabilities measured at fair value on a recurring basis - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Liability in Respect of Warrants (Details) - Schedule of financial liabilities measured at fair value on a recurring basis [Line Items]
Liability in respect of warrants	$ 691	$ 1,828
Level 1 [Member]
Liability in Respect of Warrants (Details) - Schedule of financial liabilities measured at fair value on a recurring basis [Line Items]
Liability in respect of warrants	691	1,828
Level 2 [Member]
Liability in Respect of Warrants (Details) - Schedule of financial liabilities measured at fair value on a recurring basis [Line Items]
Liability in respect of warrants
Level 3 [Member]
Liability in Respect of Warrants (Details) - Schedule of financial liabilities measured at fair value on a recurring basis [Line Items]
Liability in respect of warrants